Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002879
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class AAA
C000002881
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class C
C000034312
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class I
C000002878
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
Philadelphia Gold & Silver Index
Account Value [Line Items]
Account Value	36,022	23,774	20,410	18,507	23,108	20,880	13,536	13,007	12,793	15,464	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Account Value	29,691	19,420	17,024	15,613	19,188	20,752	14,526	12,635	12,448	15,664	10,000
Philadelphia Gold & Silver Index
Account Value [Line Items]
Account Value	36,022	23,774	20,410	18,507	23,108	20,880	13,536	13,007	12,793	15,464	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Account Value	29,691	19,420	17,024	15,613	19,188	20,752	14,526	12,635	12,448	15,664	10,000
Philadelphia Gold & Silver Index
Account Value [Line Items]
Account Value	36,022	23,774	20,410	18,507	23,108	20,880	13,536	13,007	12,793	15,464	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Account Value	29,691	19,420	17,024	15,613	19,188	20,752	14,526	12,635	12,448	15,664	10,000
Philadelphia Gold & Silver Index
Account Value [Line Items]
Account Value	36,022	23,774	20,410	18,507	23,108	20,880	13,536	13,007	12,793	15,464	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Account Value	$ 29,691	$ 19,420	$ 17,024	$ 15,613	$ 19,188	$ 20,752	$ 14,526	$ 12,635	$ 12,448	$ 15,664	$ 10,000